Earnings Per Share (Tables)	6 Months Ended
Jul. 31, 2026
Earnings Per Share
Schedule of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”) (number of shares in thousands):

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2026	2025	2026	2025

Net income for purposes of calculating basic and diluted earnings per share	50,029	38,020	98,505	74,264

Weighted average shares outstanding	85,701	85,833	85,857	85,756
Dilutive effect of employee stock options	153	478	160	519
Dilutive effect of restricted and performance share units	1,206	1,279	1,199	1,313
Weighted average common and common equivalent shares outstanding	87,060	87,590	87,216	87,588
Earnings per share
Basic	0.58	0.44	1.15	0.87
Diluted	0.57	0.43	1.13	0.85